REVENUE (Schedule of Condensed Consolidated Statements of Income) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenues:
Software licenses	$ 21,623	$ 13,164
Maintenance and services	16,424	14,180
Total revenues	38,047	27,344
Operating expenses:
Research and development	7,931	6,799
General and administrative	2,964	2,501
Total operating expenses	36,376	30,480
Operating income (loss)	1,671	(3,136)
Financial income (expenses), net	88	(58)
Income (loss) before income taxes	1,759	(3,194)
Taxes on income	(1,298)	(1,472)
Net Income (loss)	$ 461	$ (4,666)
Basic and diluted net income (loss) per share	$ 0.02	$ (0.28)
As reported [Member]
Revenues:
Software licenses	$ 21,623
Maintenance and services	16,424
Total revenues	38,047
Operating expenses:
Cost of sales	5,406
Research and development	7,931
Selling and marketing	20,075
General and administrative	2,964
Total operating expenses	36,376
Operating income (loss)	1,671
Financial income (expenses), net	88
Income (loss) before income taxes	1,759
Taxes on income	1,298
Net Income (loss)	$ 461
Basic and diluted net income (loss) per share	$ 0.02
Under previous standard [Member]
Revenues:
Software licenses	$ 15,405
Maintenance and services	15,828
Total revenues	31,233
Operating expenses:
Cost of sales	5,467
Research and development	7,931
Selling and marketing	21,268
General and administrative	2,964
Total operating expenses	37,630
Operating income (loss)	(6,397)
Financial income (expenses), net	88
Income (loss) before income taxes	(6,309)
Taxes on income	1,098
Net Income (loss)	$ (7,407)
Basic and diluted net income (loss) per share	$ (0.35)
Effect of change higher/(lower) [Member]
Revenues:
Software licenses	$ 6,218
Maintenance and services	596
Total revenues	6,814
Operating expenses:
Cost of sales	(61)
Research and development
Selling and marketing	(1,193)
General and administrative
Total operating expenses	(1,254)
Operating income (loss)	8,068
Financial income (expenses), net
Income (loss) before income taxes	8,068
Taxes on income	200
Net Income (loss)	$ 7,868
Basic and diluted net income (loss) per share	$ (0.37)